Insurance (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Amounts Arising from Insurance Contracts

Insurance Revenue and Insurance Claims and Related Expenses
(millions of Canadian dollars)	For the years ended October 31
	2018	2017	2016
Insurance Revenue
Earned Premiums
Gross	$4,398	$4,132	$4,226
Reinsurance ceded	915	915	933
Net earned premiums	3,483	3,217	3,293
Fee income and other revenue[1]	562	543	503
Insurance Revenue	4,045	3,760	3,796
Insurance Claims and Related Expenses
Gross	2,676	2,381	3,086
Reinsurance ceded	232	135	624
Insurance Claims and Related Expenses	$2,444	$2,246	$2,462

[1]

Ceding commissions received and paid are included within fee income and other revenue. Ceding commissions paid and netted against fee income in 2018 were $130 million (2017 – $127 million; 2016 – $142 million).

Summary of Movement in Provisions for Unpaid Claims

The following table presents movements in the property and casualty insurance provision for unpaid claims during the year.

Movement in Provision for Unpaid Claims
(millions of Canadian dollars)	October 31, 2018			October 31, 2017
	Gross	Reinsurance/ Other recoverable	Net	Gross	Reinsurance/ Other recoverable	Net
Balance as at beginning of year	$4,965	$192	$4,773	$5,214	$388	$4,826
Claims costs for current accident year	2,673	42	2,631	2,425	–	2,425
Prior accident years claims development (favourable) unfavourable	(460)	(6)	(454)	(370)	(52)	(318)
Increase (decrease) due to changes in assumptions:
Discount rate	(78)	–	(78)	(83)	1	(84)
Provision for adverse deviation	(19)	(1)	(18)	(11)	(6)	(5)
Claims and related expenses	2,116	35	2,081	1,961	(57)	2,018
Claims paid during the year for:
Current accident year	(1,238)	(15)	(1,223)	(1,052)	–	(1,052)
Prior accident years	(1,023)	(44)	(979)	(1,153)	(134)	(1,019)
	(2,261)	(59)	(2,202)	(2,205)	(134)	(2,071)
Increase (decrease) in reinsurance/ other recoverables	(8)	(8)	–	(5)	(5)	–
Balance as at end of year	$4,812	$160	$4,652	$4,965	$192	$4,773

Summary of Movement in Provisions for Unearned Premiums

The following table presents movements in the property and casualty insurance unearned premiums during the year.

Movement in Provision for Unearned Premiums
(millions of Canadian dollars)	October 31, 2018			October 31, 2017
	Gross	Reinsurance	Net	Gross	Reinsurance	Net
Balance as at beginning of year	$1,581	$–	$1,581	$1,575	$–	$1,575
Written premiums	3,185	114	3,071	2,993	92	2,901
Earned premiums	(3,092)	(95)	(2,997)	(2,987)	(92)	(2,895)
Balance as at end of year	$1,674	$19	$1,655	$1,581	$–	$1,581

Summary of Net Insurance Claims Incurred and Movement in Liabilities to Policyholders

Incurred Claims by Accident Year
(millions of Canadian dollars)	Accident Year
	2009 and prior	2010	2011	2012	2013	2014	2015	2016	2017	2018	Total
Net ultimate claims cost at end of accident year	$3,699	$1,742	$1,724	$1,830	$2,245	$2,465	$2,409	$2,438	$2,425	$2,631
Revised estimates
One year later	3,721	1,764	1,728	1,930	2,227	2,334	2,367	2,421	2,307	–
Two years later	3,820	1,851	1,823	1,922	2,191	2,280	2,310	2,334	–	–
Three years later	3,982	1,921	1,779	1,885	2,158	2,225	2,234	–	–	–
Four years later	4,128	1,926	1,768	1,860	2,097	2,147	–	–	–	–
Five years later	4,100	1,931	1,739	1,818	2,047	–	–	–	–	–
Six years later	4,137	1,904	1,702	1,793	–	–	–	–	–	–
Seven years later	4,097	1,884	1,696	–	–	–	–	–	–	–
Eight years later	4,068	1,883	–	–	–	–	–	–	–	–
Nine years later	4,055	–	–	–	–	–	–	–	–	–
Current estimates of cumulative claims	4,055	1,883	1,696	1,793	2,047	2,147	2,234	2,334	2,307	2,631
Cumulative payments to date	(3,907)	(1,816)	(1,621)	(1,651)	(1,826)	(1,783)	(1,657)	(1,568)	(1,425)	(1,223)
Net undiscounted provision for unpaid claims	148	67	75	142	221	364	577	766	882	1,408	$4,650
Effect of discounting											(412)
Provision for adverse deviation											414
Net provision for unpaid claims											$4,652

Summary of Sensitivity Analysis for Actuarial Assumptions
Sensitivity of Critical Assumptions – Property and Casualty Insurance Contract Liabilities
(millions of Canadian dollars)	As at
	October 31, 2018		October 31, 2017
	Impact on net income (loss) before income taxes	Impact on equity	Impact on net income (loss) before income taxes	Impact on equity
Impact of a 1% change in key assumptions
Discount rate
Increase in assumption	$121	$88	$117	$85
Decrease in assumption	(129)	(95)	(125)	(91)
Margin for adverse deviation
Increase in assumption	(45)	(33)	(46)	(34)
Decrease in assumption	45	33	46	34
Impact of a 5% change in key assumptions
Frequency of claims
Increase in assumption	$(41)	$(30)	$(31)	$(23)
Decrease in assumption	41	30	31	23
Severity of claims
Increase in assumption	(210)	(153)	(218)	(159)
Decrease in assumption	210	153	218	159

For life and health insurance, the processes used to determine critical assumptions are as follows:

•	Mortality, morbidity, and lapse assumptions are based on industry and historical company data.
•	Expense assumptions are based on an annually updated expense study that is used to determine expected expenses for future years.
•	Asset reinvestment rates are based on projected earned rates, and liabilities are calculated using the Canadian Asset Liability Method (CALM).